Consolidated Statements Of Changes In Shareholders' Equity And Comprehensive Income (USD $) In Thousands, except Share data, unless otherwise specified	Ordinary Shares [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Loss [Member]	Total
Balance at Dec. 31, 2009	$ 40	$ 52,521	$ 29,407	$ (25)	$ 81,943
Balance, shares at Dec. 31, 2009	17,326,716
Changes during period
Vesting of RSU's, shares	19,845
Stock based compensation		372			372
Dividends paid			(6,562)		(6,562)
Net income			8,710		8,710
Other comprehensive income (loss)				(51)	(51)
Balance at Dec. 31, 2010	40	52,893	31,555	(76)	84,412
Balance, shares at Dec. 31, 2010	17,346,561
Changes during period
Stock based compensation		117			117
Dividends paid			(4,163)		(4,163)
Net income			4,335		4,335
Other comprehensive income (loss)				6	6
Balance at Dec. 31, 2011	40	53,010	31,727	(70)	84,707
Balance, shares at Dec. 31, 2011	17,346,561
Changes during period
Stock based compensation		302			302
Dividends paid			(15,786)		(15,786)
Net income			8,290		8,290
Other comprehensive income (loss)				438	438
Balance at Dec. 31, 2012	$ 40	$ 53,312	$ 24,231	$ 368	$ 77,951
Balance, shares at Dec. 31, 2012	17,346,561